Document and Entity Information Document	Nov. 30, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 20, 2024
Entity Registrant Name	Cantaloupe, Inc.
Entity Incorporation, State or Country Code	PA
Entity File Number	001-33365
Entity Tax Identification Number	23-2679963
Entity Address, Address Line One	101 Lindenwood Drive, Suite 405
Entity Address, City or Town	Malvern
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19355
City Area Code	610
Local Phone Number	989-0340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	CTLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000896429